16. Short-term Borrowings and Long-term Borrowings	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Short-term Borrowings and Long-term Borrowings

16.	Short-term Borrowings and Long-term Borrowings

	December 31, 2017	December 31, 2016
Short-term bank borrowings	$8,050	$11,769
Loan financing through on-line platform	92,769	67,219
Other short-term borrowings	–	3,068
Current portion of long-term borrowings	7,907	2,078
Total short-term borrowings and current portion of long-term borrowings	108,726	84,134
Long term bank borrowings	9,498	2,936
Other long-term borrowings	8,232	7,710
Loan financing through on-line platform, noncurrent	–	6,525
Total long-term borrowings	17,730	17,171
Less: current portion of long-term borrowings	(7,907)	(2,078)
Total long-term borrowings, excluding current portion	9,823	15,093
Total borrowings	$118,549	$99,227

As of December 31, 2017, the maturities of the long-term borrowings are as follows:

2018	$7,907
2019	577
2020	608
2021	630
2022	659
Thereafter	7,349
$17,730

As of December 31, 2017, bank loans primarily represent: i) $2,738 short term loans borrowed from Bank of Suzhou (“BOS”) at an interest rate of 5.655% per annum which has been matured on April 18, 2017, July 17, 2017 and July 18, 2017, respectively. The Group defaulted the repayment of the borrowing from BOS and was sued by BOS on August 10, 2017 (see Note 25(b) Contingencies); ii) $2,765 8-year long-term loan borrowed from Bank of Jiangsu (“BOJ”) at an interest rate of 5.635% per annum with a maturity date of August 29, 2024. 100% equity interest in one of the Group’s subsidiary in China was pledged as the guarantee of the long term bank loan and its electricity income will be used to repay the loan. This subsidiary holds a power station, of which the carrying amount was $3,515 as of December 31, 2017; iii) $6,733 10-year long term loan borrowed from Santander Bank at interest rate of 2.83% and 3.96% per annum with a maturity date of February 16, 2027.

The Group’s subsidiary, Solar Juice, entered into loan agreements with Westpac Bank, whereby Westpac Bank provided Solar Juice loans at fixed interest rates ranging from 2.25% to 4.66% amounting to $5,143 as of December 31, 2017. These loans matured from January 2, 2018 to August 11, 2018, and the Group repaid when matured.

The Group entered into a borrowing agreement with a third party on December 31, 2016 and obtained a borrowing of $7,354 which was interest free with a maturity date of March 31, 2018. The Group defaulted the repayment of the borrowing and was sued by the third party on August 13, 2018 (see Note 25(b) Contingencies).

As discussed in Note 1 — Description of Business and Organization and Note 2(r) — Revenue recognition, the Group raised interest bearing funds from individual investors through the on-line platform of Meijv (Solar Energy before March 2016). Individual investors, who need to register as a member on the platform, provided funds through subscription for certain on-line products launched by the Group. Each on-line products launched on the platform are set with a targeted amount of funds in Renminbi to be raised for that product, which is divided into units (“Investment Unit”) with unit value ranging from RMB16.7 to RMB300,000. Individual investors may subscribe for Investment Unit of these on-line products which are generally structured in the way of using the funds from individual investors to purchase solar module or PV related products (“Underlying PV Products”) for leasing to the PV project developers on PV project basis over a specified period. Investments made into each on-line product are subject to lock-up period, which ranges from nil to 1,080 days, depending on the terms of each on-line product. During the lock-up period, the individual investors could not transfer or redeem their subscribed Investment Units. After the lock-up period individual investors are permitted either to transfer their investments in respect of the principal portion to other investors through the on-line platform or, for substantially all on-line products launched in 2015 and early 2016, to request the Group to redeem their subscribed Investments Units (“Redemption Right”). Since second half of 2016, the Group launched new on-line products with no redemption right in compliance with the relevant regulations.  Although the Group does not grant redemption right or provide guarantee to funds raised under certain on-line products, based on the history and to avoid reputational risks, the Group would return the funds to the individual investors and assume the title of the leased asset after the lock-up period. Any Investments Units so redeemed by the Group would be put on the on-line platform for re-sale to other investors. Once Investment Units are subscribed and funds are provided, individual investors are guaranteed by the Group with a minimum investment return. During the year ended December 31, 2017, the Group raised funds of $84,368 from the individual investors through online platform at an interest rates ranging from 5.0% to 10.2% per annum. The Group also offered, from time to time, discount from 5% to 20% on the unit value for Investment Units subscribed by individual investors. Such discount is amortized as interest expense using the effective interest rate method through the end of the lock-up period, which is the earliest date that the Group could be required to repay the unit value in respect of the investment made by individual investors. As of December 31, 2017, outstanding borrowings from individual investors through on-line platform amounted to $92,769 in total, which was recorded as short term borrowings since the Group should repay all the principal, interest and penalty immediately once the Group default the repayment in April 2017. As of December 31, 2016, outstanding borrowings from individual investors amounted to $73,744, of which $67,219 was short-term and $6,525 was long-term. Borrowings of $30,351 and $23,526 were guaranteed by the Group’s project assets and property, plant and equipment with total carrying amount of $18,455 and $32,499 as of December 31, 2017 and 2016, respectively.

The average interest rate on short term borrowings was 7.61%, 7.84% and 7.20% per annum in 2017, 2016 and 2015, respectively.